Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
25.	Commitments and Contingencies

The Company has open purchase orders relating to capital expenditure (net of advances), aggregated $2.5 million and $54.5 million as of December 31, 2011 and 2010, respectively.

Guarantees given by a bank on behalf of Patni amounted $0.8 million and $3.9 million as of December 31, 2011 and 2010, respectively.

The Company has received the Income Tax Demand orders, amounting to $ 101.68 million (i.e. Rs. 5,395.5 million) for the relevant assessment years 2002-03, 2003-04, 2004-05, 2005-06, 2006-07, 2007-08. The assessment orders demand is raised mainly on account of disallowance of certain 10A benefits and transfer pricing adjustment on account of interest on delayed recoveries from Associated Enterprises and BPO operation. Although the Company has paid amount of $5.75 million (i.e. Rs. 305 million) in relation to these demands, which are pending at various levels of appeals, management considers these disallowances as not tenable against the Company, and therefore no provision for this tax contingency has been established.

In December 2011, the income tax department has issued the draft assessment order for Assessment Year 2008-09 disallowing the tax benefits under section 10A of the Act as per the earlier assessments, as well as making a transfer pricing adjustment for delayed recoveries from the Associated Enterprises. The Company has filed the objections against the draft order before the Dispute Resolution Panel newly set up under the Income Tax Act,. Management considers these disallowances as not tenable against the Company, and therefore no provision for this tax contingency has been established.

The Company is involved in lawsuits and claims which arise in ordinary course of business. Management believes that the ultimate outcome of these matters will not have a material adverse impact on its financial position, results of operations and cash flows.